Discontinued Operations (Details) - Schedule of Summarizes the Carrying Value of the Assets and Liabilities - Newways Inc [Member] - Discontinued Operations [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and equivalents	$ 114
Accounts receivable, net	43,164	$ 143,164
Other receivables	877,749	710,084
Prepaid expenses	52,419	7,288
Security deposit	5,364
Inventory, net	184,590	5,266
Property and equipment, net	92,274	208,241
Intangible assets, net
ROU, Net	112,213
TOTAL ASSETS	1,367,887	1,074,043
CURRENT LIABILITIES
Bank overdraft	2,532	7,806
Accounts payable	183,170	27,884
Taxes payable	14,515	9,993
Accrued liabilities and other payables	841,390	727,657
Accrued interest on government loans	13,603	592
Finance lease liabilities	2,694	11,003
Operating lease liability	50,331
Loan from officer	29,000
Loan payables		10,340
Total non-current liabilities	695	24,643
Operating lease liability	61,996
Loan payables		15,221
Government loans payable	145,714	6,355
TOTAL LIABILITIES	1,345,640	841,494
Consolidation	400,000
Net Assets	22,248	232,549
Consideration		300,000
Gain on disposal	$ 377,752	$ 67,451